Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Jun. 30, 2025
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Unaudited Condensed Balance Sheets

Unaudited condensed balance sheets

	As of June 30,
	2025	2024
Assets
Current assets
Cash	$365	$2,665
Prepaid expenses and other current assets	-	42,700
Amounts due from related parties	15,222	229,157
Total current assets	15,587	274,522

Non-current assets
Deferred offering costs	-	50,320
Investment in subsidiaries	163,670	-
Total non-current assets	163,670	50,320
Total assets	$179,257	$324,842

Liabilities
Current liabilities
Accrued expenses and other payables	$790,617	$5,000
Accounts payable	4,930	-
Total current liabilities	795,547	5,000

Non-current liabilities
Investment deficit in subsidiaries	-	2,253,434
Total non-current liabilities	-	2,253,434
Total liabilities	795,547	2,258,434

Mezzanine equity (Aggregate liquidation preference of nil and $16,622,139 as of June 30, 2025 and 2024, respectively)
Series Angel convertible redeemable preferred shares (par value $0.0001 per share, nil and 13,613,762 shares authorized, issued and outstanding as of June 30, 2025 and 2024, respectively)	-	3,560,518
Series Pre-A convertible redeemable preferred shares (par value $0.0001 per share, nil and 12,495,712 shares authorized, issued and outstanding as of June 30, 2025 and 2024, respectively)	-	7,843,461
Series A convertible redeemable preferred shares (par value $0.0001 per share, nil and 5,082,112 shares authorized, issued and outstanding as of June 30, 2025 and 2024, respectively)	-	8,811,509
Receivables for Series A convertible redeemable preferred shares	-	(735,496)
Redeemable non-controlling interests	4,651,293	4,584,984
Total mezzanine equity	4,651,293	24,064,976

Shareholders’ deficit
Ordinary shares	7,224	5,072
Additional paid-in capital	34,042,059	-
Accumulated deficit	(40,217,153)	(27,273,366)
Accumulated other comprehensive income	900,287	1,269,726
Total Scage shareholders’ deficit	(5,267,583)	(25,998,568)
Total liabilities, mezzanine equity and shareholders’ deficit	$179,257	$324,842

Schedule of Unaudited Condensed Statements of Operations and Comprehensive Loss

Unaudited condensed statements of operations and comprehensive loss

	For the years ended June 30,
	2025	2024	2023
Operating loss:
General and administrative expenses	$411,987	$(160,196)	$-
Share of loss from subsidiaries	(13,335,871)	(5,617,007)	(6,437,328)
Total operating loss	(12,923,884)	(5,777,203)	(6,437,328)

Interest expense, net	(19,903)	(37,238)	-
Total other expense, net	(19,903)	(37,238)	-

Loss before income taxes	(12,943,787)	(5,814,441)	(6,437,328)
Income tax expense	-	-	-
Net loss attributable to Scage Future	(12,943,787)	(5,814,441)	(6,437,328)
Accretion of convertible redeemable preferred shares	-	-	(3,177,059)
Accretion for redeemable NCI	-	(1,851,388)	-
Net loss attributable to Scage Future’s ordinary shareholders	(12,943,787)	(7,665,829)	(9,614,387)

Net loss attributable to Scage Future	(12,943,787)	(5,814,441)	(6,437,328)
Other comprehensive loss:
Foreign currency translation difference	(369,439)	57,032	1,162,285
Total comprehensive loss attributable to Scage Future	(13,313,226)	(5,757,409)	(5,275,043)
Accretion of convertible redeemable preferred shares	-	-	(3,177,059)
Accretion for redeemable NCI	-	(1,851,388)	-
Comprehensive loss attributable to Scage Future’s ordinary shareholders	$(13,313,226)	$(7,608,797)	$(8,452,102)

Schedule of Unaudited Condensed Statements of Cash Flows

Unaudited condensed statements of cash flows

	For the years ended June 30,
	2025	2024	2023
Cash flows from operating activities:
Net loss attributable to Scage Future	$(12,943,787)	$(5,814,441)	$(6,437,328)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in loss of subsidiaries	12,943,787	5,814,441	6,437,328
Net cash provided by operating activities	-	-	-
Net cash used in investing activities	-	-	-
Net cash provided by financing activities	(2,300)	2,665	-
Net change in cash	(2,300)	2,665	-
Cash at beginning of period	2,665	-	-
Cash at end of period	$365	$2,665	$-